Related Party Disclosures - Summary Of Material Loans To Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Wanda Sports & Media (Hong Kong) Holding Co., Ltd. | Loans To Related Party [Member]
Disclosure of transactions between related parties [line items]
Interest Revenue Related Party Transactions	€ 250	€ 336	€ 778
Amounts receivable, related party transactions	6,058	5,410	24,266
Infront Finance Luxembourg Sàrl7 | Loans To Related Party [Member]
Disclosure of transactions between related parties [line items]
Interest Revenue Related Party Transactions			0
Amounts receivable, related party transactions			0
Infront International Holding AG
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	0
Infront International Holding AG | Loans To Related Party [Member]
Disclosure of transactions between related parties [line items]
Interest Revenue Related Party Transactions		270
Amounts receivable, related party transactions		0
Infront Ringier Sports & Entertainment Switzerland AG
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		118
Infront Ringier Sports & Entertainment Switzerland AG | Loans To Related Party [Member]
Disclosure of transactions between related parties [line items]
Interest Revenue Related Party Transactions	5	5	9
Amounts receivable, related party transactions	€ 0	€ 10	€ 0